EARNINGS PER COMMON SHARE	12 Months Ended
Mar. 31, 2016
EARNINGS PER COMMON SHARE
EARNINGS PER COMMON SHARE

(19)EARNINGS PER COMMON SHARE

Basic and diluted earnings per common share are calculated as follows:

	Year Ended March 31,
	2014	2015	2016
	RMB	RMB	RMB
Numerator:
Net earnings	27,276,435	23,055,720	26,051,187
Less: Dividends paid to participating securities	—	(693,728)	—
Net earnings attributable to participating securities	(509,201)	—	(130,924)

Net earnings available to common shareholders	26,767,234	22,361,992	25,920,263
Denominator:
Denominator for basic earnings per share:
Weighted average common shares outstanding	45,227,159	45,597,580	45,635,186
Plus: Incremental shares issuable upon exercise of share options	4,396	—	—

Denominator for diluted earnings per share	45,231,555	45,597,580	45,635,186
Basic earnings per common share	0.59	0.49	0.57
Diluted earnings per common share	0.59	0.49	0.57

The following table summarizes potential common shares outstanding excluded from the calculation of diluted earnings per share for the years ended March 31, 2014, 2015 and 2016, because their effect is anti-dilutive:

	Year ended March 31,
	2014	2015	2016
Shares issuable under share options	3,914,667	3,885,667	1,904,067